UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Paul W. Blavin
Title:         President
Phone:         480-368-1513
Signature, Place, and Date of Signing:

  /S/ PAUL W. BLAVIN             Scottsdale, AZ         May 12, 2000
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           9

Form 13F Information Table Value Total:           $74,917

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
CHARTER ONE FINL INC      COM      160903100     11,655     555,000   SH             SOLE                 555,000
CRONOS GROUP N V          ORD      L20708100      5,727   1,065,500   SH             SOLE               1,065,500
DUN & BRADSTREET CORP     COM      26483B106     19,299     674,200   SH             SOLE                 674,200
 DEL
HEARTLAND PARTNERS L P    UT LTD   422357103      1,152      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      6,969     807,961   SH             SOLE                 807,961
INNKEEPERS USA TR         COM      4576J0104      8,630   1,062,200   SH             SOLE               1,062,200
LASALLE RE HLDGS LTD      ORD      G5383Q101      6,602     475,800   SH             SOLE                 475,800
MAXXAM INC                COM      577913106      7,474     262,250   SH             SOLE                 262,250
TORCHMARK CORP            COM      891027104      7,409     320,400   SH             SOLE                 320,400
